Investment Portfolio - July 31, 2025

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.5%

Communication Services - 8.0%
Interactive Media & Services - 8.0%
Alphabet, Inc. - Class A	12,997	$2,494,124
Meta Platforms, Inc. - Class A	3,836	2,966,916
Total Communication Services		5,461,040
Consumer Discretionary - 8.2%
Broadline Retail - 4.8%
Amazon.com, Inc.*	14,125	3,306,804
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc.*	29,654	1,271,563
Specialty Retail - 1.5%
The TJX Companies, Inc.	8,192	1,020,150
Total Consumer Discretionary		5,598,517
Consumer Staples - 1.9%
Beverages - 1.9%
The Coca-Cola Co.	19,285	1,309,259
Financials - 19.6%
Banks - 1.7%
JPMorgan Chase & Co.	3,996	1,183,775
Capital Markets - 11.4%
BlackRock, Inc.	1,445	1,598,184
Cboe Global Markets, Inc.	3,573	861,236
Intercontinental Exchange, Inc.	4,440	820,645
Moody’s Corp.	2,441	1,258,897
MSCI, Inc.	1,185	665,212
Nasdaq, Inc.	14,879	1,431,657
S&P Global, Inc.	1,968	1,084,565
		7,720,396
Financial Services - 6.5%
Mastercard, Inc. - Class A	4,497	2,547,416
Visa, Inc. - Class A	5,419	1,872,102
		4,419,518
Total Financials		13,323,689
Health Care - 9.3%
Biotechnology - 1.5%
Vertex Pharmaceuticals, Inc.*	2,187	999,175
Health Care Equipment & Supplies - 1.8%
Intuitive Surgical, Inc.*	2,567	1,234,958
Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	6,530	1,629,627
Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.	3,343	1,563,454
Pharmaceuticals - 1.3%
Zoetis, Inc.	5,961	869,054
Total Health Care		6,296,268
Industrials - 13.2%
Aerospace & Defense - 4.4%
HEICO Corp. - Class A	4,090	1,055,588

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
L3Harris Technologies, Inc.	7,119	$1,956,444
		3,012,032
Commercial Services & Supplies - 2.8%
Copart, Inc.*	12,114	549,128
Rollins, Inc.	24,012	1,375,167
		1,924,295
Ground Transportation - 2.6%
CSX Corp.	26,064	926,314
Union Pacific Corp.	3,768	836,383
		1,762,697
Professional Services - 3.4%
TransUnion	23,826	2,267,997
Total Industrials		8,967,021
Information Technology - 28.4%
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. - Class A	7,018	747,487
CDW Corp.	5,430	946,883
		1,694,370
Semiconductors & Semiconductor Equipment - 6.5%
NVIDIA Corp.	24,760	4,404,061
Software - 19.4%
Cadence Design Systems, Inc.*	5,182	1,889,202
Clearwater Analytics Holdings, Inc. - Class A*	56,232	1,139,260
Microsoft Corp.	7,726	4,121,821
Salesforce, Inc.	3,377	872,380
ServiceNow, Inc.*	2,266	2,137,110
Synopsys, Inc.*	2,974	1,883,940
Workday, Inc. - Class A*	5,270	1,208,833
		13,252,546
Total Information Technology		19,350,977
Materials - 3.2%
Chemicals - 3.2%
Albemarle Corp.	12,452	844,868
The Sherwin-Williams Co.	3,971	1,313,925
Total Materials		2,158,793
Real Estate - 4.7%
Real Estate Management & Development - 3.2%
CBRE Group, Inc. - Class A*	13,969	2,175,532
Specialized REITs - 1.5%
Extra Space Storage, Inc.	7,800	1,048,008
Total Real Estate		3,223,540
TOTAL COMMON STOCKS
(Identified Cost $50,074,792)		65,689,104

Investment Portfolio - July 31, 2025

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[1]
(Identified Cost $2,545,820)	2,545,820	$2,545,820
TOTAL INVESTMENTS - 100.2%
(Identified Cost $52,620,612)		68,234,924
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(163,432)
NET ASSETS - 100%		$68,071,492

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,461,040	$5,461,040	$—	$—
Consumer Discretionary	5,598,517	5,598,517	—	—
Consumer Staples	1,309,259	1,309,259	—	—
Financials	13,323,689	13,323,689	—	—
Health Care	6,296,268	6,296,268	—	—
Industrials	8,967,021	8,967,021	—	—
Information Technology	19,350,977	19,350,977	—	—
Materials	2,158,793	2,158,793	—	—
Real Estate	3,223,540	3,223,540	—	—
Short-Term Investment	2,545,820	2,545,820	—	—
Total assets	$68,234,924	$68,234,924	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

Investment Portfolio - July 31, 2025

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3